Payments, Details - 12 months ended Dec. 31, 2025 - CAD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 2,055,255	Fees	PERU	Government of Peru	San Luis	GOLD & SILVER ORES	Geological, Mining and Metallurgical Institute	Underground Mining	Yes	Payments made in Peruvian soles were translated to CAD using payment-date exchange rates; the average exchange rate was 1 CAD = S/2.652.
#: 2
	$ 11,907	Fees	PERU	Government of Peru	La Estrella	GOLD & SILVER ORES	Geological, Mining and Metallurgical Institute	Underground Mining	Yes	Payments made in Peruvian soles were translated to CAD using payment-date exchange rate of 1 CAD = S/2.660.